Share-based payment (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Share-based compensation	R$ 203,374	R$ 195,655
Non-current liabilities	19,821	15,584
Recognized expense	R$ 38,499	R$ 29,390